Note 19	6 Months Ended
Apr. 30, 2012
Equity Method Investments and Joint Ventures Disclosure [Text Block]
19.  We enter into homebuilding and land development joint ventures from time to time as a means of accessing lot positions, expanding our market opportunities, establishing strategic alliances, managing our risk profile, leveraging our capital base and enhancing returns on capital.  Our homebuilding joint ventures are generally entered into with third-party investors to develop land and construct homes that are sold directly to third-party homebuyers.  Our land development joint ventures include those entered into with developers and other homebuilders as well as financial investors to develop finished lots for sale to the joint venture’s members or other third parties.

During the three months ended January 31, 2011, we entered into a joint venture agreement to acquire a portfolio of homebuilding projects, including land we previously owned in the consolidated group. We sold the land we owned to the joint venture for net proceeds of $36.1 million, which was equal to our basis in the land at that time, and recorded an investment in unconsolidated joint ventures of $19.7 million for our interest in the venture.  During the three months ended April 30, 2011 we expanded this joint venture, selling additional land we owned to the joint venture for net proceeds of $27.2 million, which was equal to our book value in the land at that time, and recorded an additional investment of $11.4 million for our interest in the venture. Separately, during the three months ended January 31, 2011, our partner in a land development joint venture transferred its interest in the venture to us.  The consolidation resulted in increases in inventory and non-recourse land mortgages of $9.5 million and $18.5 million, respectively, and a decrease in other liabilities of $9.0 million.

The tables set forth below summarize the combined financial information related to our unconsolidated homebuilding and land development joint ventures that are accounted for under the equity method.

(Dollars in thousands)	April 30, 2012
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$23,038	$105	$23,143
Inventories	283,058	15,666	298,724
Other assets	20,718	5	20,723
Total assets	$326,814	$15,776	$342,590

Liabilities and equity:
Accounts payable and accrued liabilities	$29,375	$11,442	$40,817
Notes payable	162,266	21	162,287
Total liabilities	191,641	11,463	203,104
Equity of:
Hovnanian Enterprises, Inc.	52,073	1,170	53,243
Others	83,100	3,143	86,243
Total equity	135,173	4,313	139,486
Total liabilities and equity	$326,814	$15,776	$342,590
Debt to capitalization ratio	55%	0%	54%

(Dollars in thousands)	October 31, 2011
	Homebuilding	Land Development	Total
Assets:
Cash and cash equivalents	$21,380	$287	$21,667
Inventories	310,743	14,786	325,529
Other assets	25,388	-	25,388
Total assets	$357,511	$15,073	$372,584

Liabilities and equity:
Accounts payable and accrued liabilities	$21,035	$11,710	$32,745
Notes payable	199,821	21	199,842
Total liabilities	$220,856	11,731	232,587
Equity of:
Hovnanian Enterprises, Inc.	52,013	1,312	53,325
Others	84,642	2,030	86,672
Total equity	136,655	3,342	139,997
Total liabilities and equity	$357,511	$15,073	$372,584
Debt to capitalization ratio	59%	1%	59%

As of April 30, 2012 and October 31, 2011, we had advances outstanding of approximately $14.4 million and $11.7 million, respectively, to these unconsolidated joint ventures, which were included in the “Accounts payable and accrued liabilities” balances in the table above.  Our “Investments in and advances to unconsolidated joint ventures” on our Condensed Consolidated Balance Sheets amounted to $60.5 million and $57.8 million at April 30, 2012 and October 31, 2011, respectively.  In some cases, our net investment in these joint ventures is less than our proportionate share of the equity reflected in the table above because of the differences between asset impairments recorded against our joint venture investments and any impairments recorded in the applicable joint venture.  Impairments of our joint venture equity investments are recorded when we deem a decline in fair value to be other than temporary while impairments recorded in the joint ventures are recorded when undiscounted cash flows of the community indicate that the carrying amount is not recoverable.  During fiscal 2011 and the first six months of fiscal 2012, we did not write down any joint venture investments based on our determination that none of the investments in our joint ventures sustained an other than temporary impairment during those periods.

	For the Three Months Ended April 30, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$78,534	$2,727	$81,261
Cost of sales and expenses	(73,792)	(1,381)	(75,173)
Joint venture net income	$4,742	$1,346	$6,088
Our share of net income	$1,035	$633	$1,668

	For the Three Months Ended April 30, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$29,490	$1,745	$31,235
Cost of sales and expenses	(35,523)	(1,400)	(36,923)
Joint venture net (loss) income	$(6,033)	$345	$(5,688)
Our share of net (loss) income	$(2,927)	$137	$(2,790)

	For the Six Months Ended April 30, 2012
(In thousands)	Homebuilding	Land Development	Total

Revenues	$131,131	$6,083	$137,214
Cost of sales and expenses	(126,487)	(4,585)	(131,072)
Joint venture net income	$4,644	$1,498	$6,142
Our share of net income	$984	$749	$1,733

	For the Six Months Ended April 30, 2011
(In thousands)	Homebuilding	Land Development	Total

Revenues	$52,521	$6,639	$59,160
Cost of sales and expenses	(60,428)	(6,139)	(66,567)
Joint venture net (loss) income	$(7,907)	$500	$(7,407)
Our share of net (loss) income	$(3,929)	$280	$(3,649)

“Income (loss) from unconsolidated joint ventures” is reflected as a separate line in the accompanying Condensed Consolidated Statements of Operations and reflects our proportionate share of the income or loss of these unconsolidated homebuilding and land development joint ventures.  The difference between our share of the income or loss from these unconsolidated joint ventures disclosed in the tables above compared to the Condensed Consolidated Statements of Operations for the three and six months ended April 30, 2012 and 2011, is due primarily to one joint venture that had net income for which we do not get any share of the profit because of the cumulative equity position of the joint venture, the reclassification of the intercompany portion of management fee income from certain joint ventures, and the deferral of income for lots purchased by us from certain joint ventures.

In determining whether or not we must consolidate joint ventures where we are the manager of the joint venture, we assess whether the other partners have specific rights to overcome the presumption of control by us as the manager of the joint venture.  In most cases, the presumption is overcome because the joint venture agreements require that both partners agree on establishing the operations and capital decisions of the partnership, including budgets in the ordinary course of business.

Typically, our unconsolidated joint ventures obtain separate project-specific mortgage financing. The amount of financing is generally targeted to be no more than 50% of the joint venture’s total assets.  For our more recent joint ventures, obtaining financing has become challenging, therefore, some of our joint ventures are capitalized only with equity. However, for our most recent joint venture, a portion of our partner's contribution was in the form of mortgage financing. Including the impact of impairments recorded by the joint ventures, the average debt to capitalization ratio of all our joint ventures is currently 54%. Any joint venture financing is on a nonrecourse basis, with guarantees from us limited only to performance and completion of development, environmental warranties and indemnification, standard indemnification for fraud, misrepresentation and other similar actions, including a voluntary bankruptcy filing.  In some instances, the joint venture entity is considered a VIE under ASC 810-10 "Consolidation – Overall" due to the returns being capped to the equity holders; however, in these instances, we are not the primary beneficiary, and therefore we do not consolidate these entities.